Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Carrying Value of Term Loan Facility

The carrying value of the term loan facility is as follows:

	As at December 31, 2013	As at December 31, 2012
15% Term loan facility	$1,000	$1,000
Unamortized discount	(110)	(119)
Accrued interest	185	30

Net carrying amount	$1,075	$911